Offsets	Aug. 06, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	iOThree Limited
Form or Filing Type	F-1
File Number	333-276674
Initial Filing Date	Jan. 24, 2024
Fee Offset Claimed	$ 463.98
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed	505,092
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,030,552.00
Fee Paid with Fee Offset Source	$ 463.98
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting $463.98 of the fee associated with this registration statement from the fee previously paid by the Registrant associated with the unsold ordinary shares registered under the registration statement on Form F-1, as amended by post-effective amendments (File No. 333-276674) that went effective on March 31, 2025 (the “Prior Registration Statement”). The Registrant (a) initially filed the Prior Registration Statement on January 24, 2024 with a fee payment of $7,282.96 and relies on Rule 457(p) to claim an offset of $463.98, to the $463.98 filing fee due for this registration statement. The Registrant has completed the offering that included the unsold securities associated with the claimed offset under the Prior Registration Statement, and such unsold securities are immediately deemed deregistered upon the filing of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	iOThree Limited
Form or Filing Type	F-1
File Number	333-276674
Filing Date	Jan. 24, 2024
Fee Offset Claimed	$ 463.98
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Ordinary Shares
Unsold Securities Associated with Fee Offset Claimed	505,092
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,030,552.00
Fee Paid with Fee Offset Source	$ 463.98
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting $463.98 of the fee associated with this registration statement from the fee previously paid by the Registrant associated with the unsold ordinary shares registered under the registration statement on Form F-1, as amended by post-effective amendments (File No. 333-276674) that went effective on March 31, 2025 (the “Prior Registration Statement”). The Registrant (a) initially filed the Prior Registration Statement on January 24, 2024 with a fee payment of $7,282.96 and relies on Rule 457(p) to claim an offset of $463.98, to the $463.98 filing fee due for this registration statement. The Registrant has completed the offering that included the unsold securities associated with the claimed offset under the Prior Registration Statement, and such unsold securities are immediately deemed deregistered upon the filing of this registration statement.